CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS
CONCENTRATIONS

27. CONCENTRATIONS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable, other receivable, amounts due from related parties and other non-current assets, and advances to suppliers. The Group places its cash and cash equivalents and term deposits with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. To date, the Group has not experienced significant losses from uncollectible accounts. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

(a)                   Major customers

No single customer represented 10% or more of the Group’s total revenues for the years ended December 31, 2010 and 2011.

(b)                   Credit risk

A summary of the debtors who accounted for 10% or more of the Group’s consolidated accounts receivable, other receivables amounts due from related parties, and other non-current assets was as follows:

	As of December 31.
Debtors	2010		2011
	RMB	%	RMB	%
Accounts receivable

Company A	5,946	12%
Company B			12,000	11%
Company C			11,056	10%

	As of December 31,
Debtors	2010		2011
	RMB	%	RMB	%
Other receivables
Company D	72,444	16%	24,000	4%
Company E	51,200	11%
Company F	51,000	11%
Amounts due from related parties
Company G			11,324	13%
Company H	8,590	6%	8,590	10%
Company I	11,142	7%	32,619	37%
Other non-current assets
Company J			134,000	42%
Company K			55,936	17%
Company L			57,600	18%

(c)                   PRC Regulations

The Chinese market in which the Group operates exposes the Company to certain macroeconomic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide educational and career enhancement services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate the education industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for our operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.